Prepayments and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

NOTE 7 — PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2023
Prepaid operating expenses	$66,210	$28,610
Other receivables	38,420	67,293
Deposits	290,160	257,467
Prepayments for equipment	5,638	5,796
Income tax receivable	91,173	65,695
Expected Credit Loss	(11,988)	(8,705)
Prepayments and other current assets, net	$479,613	$416,156